Bonds and Securities	12 Months Ended
Dec. 31, 2024
Bonds And Securities
Bonds and Securities
6. Bonds and Securities

Category	Index	12.31.2024	12.31.2023
Units in Funds (a)	CDI	418,465	410,012
Bank Deposit Certificates – CDB	96% to 101% of CDI	94,707	85,483
Committed Operation	98% of CDI	16,536	—
		529,708	495,495
	Current	623	4,763
	Noncurrent	529,085	490,732
Interbank Deposit Certificate – CDI
(a) Most of these are reserve accounts intended to fulfill loan, financing and debentures contracts with BNDES.
The Company and its subsidiaries hold securities that yield variable interest rates. The term of these securities ranges from 1 to 56 months from the end of the period, however, most of the balance is recorded in noncurrent assets as they refer to funds tied to the financial guarantee of long-term contracts.